Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 07, 2012
Document And Entity Information
Entity Registrant Name	ATTUNE RTD
Entity Central Index Key	0001477776
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		29,544,896
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 124,185	$ 254,137
Accounts Receivable	0	9,783
Prepaid Expenses	1,271	2,706
Total Current Assets	125,456	266,626
Property and Equipment, net	98,407	107,211
Other Assets
License, net of amortization	91,861	97,725
Deferred Financing Costs	2,612	1,795
Security Deposit	1,800	1,800
Total Other Assets	96,273	101,320
Total Assets	320,136	475,157
Liabilities and Stockholders' Equity (Deficit)
Accounts Payable	89,670	132,324
Accrued Salaries	105,986	120,068
Accrued Expenses	6,831	844
Liability to Guarantee Equity Value	90,980	90,980
Capital lease obligation	1,702	1,932
Convertible Note Payable- net of discount	35,510	11,377
Current Portion of Long Term Debt	42,349	42,349
Derivative Liability	194,048	121,546
Total Current Liabilities	567,076	521,420
Long Term Liabilities
Long-term debt - less current portion	144,079	152,770
Total Liabilities	711,155	674,190
Commitments and Contingencies (See Note 6)
Stockholders' Deficit
Class B Participating Cumulative Preferred Super voting Stock, $0.0166 par value;1,000,000 shares authorized; 1,000,000 issued and outstanding at March 31, 2012 and December 31, 2011, respectively	16,600	16,600
Class A Common Stock, $0.0166 par value; 59,000,000 shares authorized; 29,219,896 and 29,044,896 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	481,547	481,548
Class A Common Stock Payable, 175,000 shares at March 31, 2012, and 0 shares at December 31, 2011	17,500	0
Additional Paid-in Capital	3,229,233	3,229,233
Deficit accumulated during development stage	(4,135,899)	(3,926,414)
Total Stockholders' Deficit	(391,019)	(199,033)
Total Liabilities and Stockholders' Deficit	$ 320,136	$ 475,157

Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Convertible Note Payable	$ 0	$ 31,123
Preferred stock par value	$ 0.0166	$ 0.0166
Preferred stock shares Authorized	1,000,000	1,000,000
Preferred stock shares Issued	1,000,000	1,000,000
Preferred stock shares Outstanding	1,000,000	1,000,000
Common stock par value	$ 0.0166	$ 0.0166
Common stock shares Authorized	59,000,000	59,000,000
Common stock shares Issued	29,544,896	29,044,896
Common stock shares Outstanding	29,544,896	29,044,896

Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		57 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 13,715	$ 47,750
Operating Expenses
Advertising and Promotions	0	0	94,167
Contributed Services	0	0	111,781
Depreciation Expense	8,804	883	35,824
Legal Expense	182	11,957	108,789
Marketing Expense	8,907	1,473	187,374
Payroll Expense	72,334	69,625	1,099,930
Product Development	5,782	30,380	377,772
Professional Fees	20,360	19,584	288,409
Rent Expense	4,200	4,200	73,881
Research and Development	0	0	15,682
Subcontracted Services	0	0	158,199
Other Operating Expenses	30,598	48,918	1,350,289
Total Operating Expenses	151,164	187,021	3,902,097
Loss from Operations	(151,164)	(173,306)	(3,854,347)
Other income (expense)
Gain on asset theft, net	0	0	29,124
Change in Fair Value-Derivative	(40,754)	0	(127,871)
Impairment of Patent and Trademarks	0	0	(62,635)
Interest Expense	(17,567)	(497)	(31,101)
Interest Income	0	0	15,999
(Loss) Gain on Debt conversion, net	0	0	(102,252)
Income Tax Expense	0	(1,966)	(2,816)
Total Other income (expense)	(58,321)	(2,463)	(281,552)
Net Loss	(209,485)	(175,769)	(4,135,899)
Preferred stock dividends	(5,049)	(4,993)	(95,536)
Net loss applicable to common stock	$ (214,537)	$ (180,762)	$ (4,231,435)
Net loss per common share applicable to common stock:
Basic and diluted	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding:
Basic and diluted	28,893,365	24,814,776

Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		57 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (209,485)	$ (175,769)	$ (4,135,899)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Class A Common stock and preferred stock granted for services	12,500	0	950,065
Contributed Capital	0	0	111,781
Depreciation and Amortization	31,000	2,967	85,105
Interest expense on conversion to Class A common stock	0	0	449
Loss (Gain) on conversions of debt to Class A common stock, net	0	0	147,252
Gain on asset theft, net	0	0	(29,124)
Impairment of Patent and Trademarks	0	0	62,635
Change in Fair Value-Derivative	40,754	0	127,871
Bad Debt Expense	0	0	9,000
Gain on foregiveness of debt	0	0	(25,000)
Changes in Assets and Liabilities:
Accounts Receivable	9,783	(17,037)	(9,000)
Prepaid Expenses	1,435	0	(1,271)
Security Deposit	0	0	(1,800)
Accounts Payable and Accrued Expenses	(50,979)	130,702	310,740
Deferred Financing Costs	(2,500)	0	(1,795)
Liability to Guarantee Equity Value	0	0	35,000
NET CASH USED IN OPERATING ACTIVITIES	(167,492)	(59,137)	(2,363,991)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Equipment	0	0	(16,320)
Deferred Patent costs	0	0	(41,378)
Loans receivable from Officers	0	0	(175,825)
Trademark Costs	0	0	(21,254)
Insurance proceeds on asset theft	0	0	30,961
Cash received for sale of fixed assets	0	0	1,500
Purchase of Software License	0	0	(11,500)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	0	0	(233,816)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Class A - Common Stock	5,000	233,250	2,599,615
Offering costs related to the Sale of Class A - Common Stock	0	0	(11,000)
Sale of Class B - Preferred Stock	0	0	45,000
Principal Payments on Capital Lease Obligations	0	(666)	(5,279)
Loan Payable to Principal Stockholder	0	0	60,000
Repayment of Loan Payable to Principal Stockholder	0	0	(4,800)
Borrowings on Debt	42,500	0	82,500
Principal payment on truck loans	(4,094)	0	(13,634)
Principal payments on Software Licensing	(5,866)	(1,955)	(25,410)
Cash Paid for Redemption of Stock	0	(5,000)	(5,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	37,540	225,629	2,721,992
NET INCREASE (DECREASE) IN CASH	(129,952)	166,492	124,185
CASH AT BEGINNING OF PERIOD	254,137	35,495
CASH AT END OF PERIOD	124,185	201,987	124,185
Supplemental Disclosure of Cash Flow Information
Cash paid during the period Interest Expense	17,567	0	4,033
Cash paid during the period Income Tax paid	0	0	2,816
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Conversion of a Vendor Liability into Shares of Class A Common Stock	0	0	40,000
Capital Lease Obligation Recorded as Property and Equipment	0	0	7,058
Conversion of a shareholder loan into shares of Class A common stock	0	0	55,200
Reclassification of equity to liability to guarantee equity value due to price guarantee upon conversion	0	0	70,000
Reclassification of accounts payable to liability to guarantee equity value due to price guarantee upon conversion	0	0	48,980
Redemption of stock by officers for loan repayment	0	0	175,828
Capitalization of Deferred Financing Costs	112	0	2,612
Capitalizaiton of Derivative Laibility	194,048	0	194,048
Financing of Software License	117,270	117,270	175,828
Financing of Truck Purchase	$ 0	$ 0	$ 114,190

NATURE OF OPERATIONS AND ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
NATURE OF OPERATIONS AND ACCOUNTING POLICIES

NATURE OF OPERATIONS AND BASIS OF PRESENTATION

The Company was incorporated on December 19, 2001 under the name Catalyst Set Corporation and was dormant until July 14, 2007. On September 7, 2007, the Company changed its name to Interfacing Technologies, Inc. On March 24, 2008, the name was changed to Attune RTD.

Attune RTD (“The Company”, “us”, ”we”, ”our”) was formed in order to provide developed technology related to the operations of energy efficient electronic systems such as swimming pool pumps, sprinkler controllers and heating and air conditioning controllers among others.

The Company is presented as in the development stage from July 14, 2007 (Inception of Development Stage) through March 31, 2012. To-date, the Company’s business activities during development stage have been corporate formation, raising capital and the development and patenting of its products with the hopes of entering the commercial marketplace in the near future.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the accompanying financial statements include the estimates of depreciable lives and valuation of property and equipment, allowances for losses on loans receivable, valuation of deferred patent costs, valuation of equity based instruments issued for other than cash, valuation of officer’s contributed services, and the valuation allowance on deferred tax assets.

CASH AND CASH EQUIVALENTS

For the purposes of the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at March 31, 2012 and December 31, 2011.

PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method based on the estimated useful lives of the related assets of five years. Expenditures for additions and improvements are capitalized while maintenance and repairs are expensed as incurred.

REVENUE RECOGNITION

We recognize revenue when the following criteria have been met: persuasive evidence of an arrangement exists, the fees are fixed or determinable, no significant company obligations remain, and collection of the related receivable is reasonably assured.

The company recognizes revenue in the same period in which they are incurred from its business activities when goods are transferred or services rendered. The company’s revenue generating process consists of the sale of its proprietary technology or the rendering of professional services consisting of consultation and engineering relating types of activity within the industry. The company’s current billing process consists of generating invoices for the sale of its merchandise or the rendering of professional services. Typically, invoices are accepted by vendor and payment is made against the invoice within 60 days upon receipt.

There were no revenues for the three months ending March 31, 2012.

DEFERRED PATENT COSTS AND TRADEMARK

Patent costs are stated at cost (inclusive of perfection costs) and will be reclassified to intangible assets and amortized on a straight-line basis over the estimated future periods to be benefited (twenty years) if and once the patent has been granted by the United States Patent and Trademark office (“USPTO”).  The Company will write-off any currently capitalized costs for patents not granted by the USPTO.  Currently, the Company has four patents pending with the USPTO.

Trademark costs are capitalized on our balance sheet during the period such costs are incurred. The trademark is determined to have an indefinite useful life and is not amortized until such useful life is determined no longer indefinite. The trademark is reviewed for impairment annually. On December 31, 2011, the company evaluated and fully impaired all patents and trademarks due to uncertainty regarding funding of future cost.

SOFTWARE LICENSE

The Company capitalized its purchase of a software license in March 2011. The license is being amortized over 60 months following the straight-line method and included in Other Assets on the balance sheet in accordance to ASC 350. During the three months ended March 31, 2011, the company recorded $5,864 of amortization expense related to the license.

ACCOUNTING FOR DERIVATIVES

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.”  The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability.  In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense).  Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.  Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions.

The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model.

The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company accounts for long-lived assets in accordance with “Accounting for the Impairment or Disposal of Long-Lived Assets” (ASC 360-10).  This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

In December 2011, the Company assessed its patents and trademarks and based on uncertainty of future funding and commercialization the Company recognized a loss on its trademark and patents in the amount of $62,633, the carrying value at the time of impairment.

RESEARCH AND DEVELOPMENT

In accordance generally accepted accounting principles (ASC 730-10), expenditures for research and development of the Company’s products are expensed when incurred, and are included in operating expenses.

ADVERTISING

The Company conducts advertising for the promotion of its products and services.  In accordance with generally accepted accounting principles (ASC 720-35), advertising costs are charged to operations when incurred; such amounts aggregated $0 for the three months ended March 31, 2012 and 2011, respectively.

STOCK-BASED COMPENSATION

Compensation expense associated with the granting of stock based awards to employees and directors and non-employees is recognized in accordance with generally accepted accounting principles (ASC 718-20) which requires companies to estimate and recognize the fair value of stock-based awards to employees and directors. The value of the portion of an award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line attribution method.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of the Company’s financial instruments, including cash, loans receivable and current liabilities, approximate fair value because of their short maturities. Based upon the Company’s estimate of its current incremental borrowing rate for loans with similar terms and average maturities, the carrying amounts of loans payable, and capital lease obligations approximate fair value. The Company adopted the provisions of SFAS 157 (ASC 820) on January 1, 2008.

The Company values it non-employee equity based payments utilizing marked to market, under ASC 505-50.

BASIC AND DILUTED NET LOSS PER COMMON SHARE

Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potentially dilutive securities consist of the incremental common shares issuable upon exercise of common stock equivalents such as stock options and convertible debt instruments. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive. As a result; the basic and diluted per share amounts for all periods presented are identical.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on our financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 will become effective for the Company on January 1, 2012. The Company does not expect that the guidance effective in future periods will have a material impact on its financial statements.

Restructuring is a Troubled Debt Restructuring”. This amendment explains which modifications constitute troubled debt restructurings (“TDR”). Under the new guidance, the definition of a troubled debt restructuring remains essentially unchanged, and for a loan modification to be considered a TDR, certain basic criteria must still be met. For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructuring occurring on or after the beginning of the fiscal year of adoption. The Company does not expect that the guidance effective in future periods will have a material impact on its financial statements.

In January 2010, the FASB issued an amendment to ASC 820, Fair Value Measurements and Disclosure, to require reporting entities to separately disclose the amounts and business rationale for significant transfers in and out of Level 1 and Level 2 fair value measurements and separately present information regarding purchase, sale, issuance, and settlement of Level 3 fair value measures on a gross basis. This standard, for which the Company is currently assessing the impact, is effective for interim and annual reporting periods beginning after December 15, 2009 with the exception of disclosures regarding the purchase, sale, issuance, and settlement of Level 3 fair value measures which are effective for fiscal years beginning after December 15, 2010. The adoption of this standard is not expected to have a significant impact on the Company’s financial statements.

GOING CONCERN	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
GOING CONCERN

The accompanying condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern.  For the three months ended March 31, 2012, the Company had a net loss of $209,485; net cash used in operations of $167,492 and was a development stage company with limited revenues.  In addition, as of March 31, 2012, the Company had a working capital deficit of $441,620, and a deficit accumulated during the development stage of $4,135,899.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties.

In order to execute its business plan, the Company will need to raise additional working capital and generate revenues.  There can be no assurance that the Company will be able to obtain the necessary working capital or generate revenues to execute its business plan.

Management’s plan in this regard, includes completing product development, generating marketing agreements with product distributors and raising additional funds through a private placement offering of the Company’s common stock.

Management believes its business development and capital raising activities will provide the Company with the ability to continue as a going concern.

SOFTWARE LICENSE	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SOFTWARE LICENSE

The terms and conditions of the license arrangement that we have in place with our vendor for software is based on a sixty month buyout agreement for a Perpetual License payable in equal consecutive monthly installments in the amount of $5,650. The monthly payment includes interest, a one-time software license fee of $142,669 and associated maintenance fees, “the rider”. This agreement grants Attune the non exclusive, non transferable right to use the specified software in object code form only on its designated servers. The Rider and the installments may not be canceled. If installments are not made when due, and the default continues for 30 days after notice, the remaining unpaid balance of the One-Time License Fee shall be immediately due and payable. The company may prepay the balance of remaining installments at any time, with an appropriate credit, as determined by IBI, for the future portion of the interest. Maintenance will be provided for the balance of the designated period. Vendor may transfer and assign the Licensee’s payment obligation hereunder. The “Buyout Fee” is subject to adjustment in the event of upgrades.

A portion of the payments as relating to the one time license fee are capitalized and included in Other Assets on the balance sheet in accordance with ASC 350, whereas the amount due over the course of the license agreement for this onetime fee is included as long term debt on the balance sheet (net of discount and current portion). The portion of the monthly installments as relating to maintenance fees are expensed as incurred.

CONVERTIBLE NOTE AND FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
CONVERTIBLE NOTE AND FAIR VALUE MEASUREMENTS

On October 2011 and January 2012, the Company issued convertible promissory notes in the amount of $42,500 for each month, the total convertible note issued as of March 31, 2012 is $85,000.  Each convertible note has a maturity date of July 2012 and an annual interest rate of 8% per annum.  The holder of the note has the right to convert any outstanding principal and accrued interest into fully paid and non-assessable shares of Common Stock.  The note has a conversion price of 58% of the average of the three lowest closing bid stock prices over the last ten days and contains no dilutive reset feature. Due to the indeterminable number of shares to be issued at conversion the company recorded a derivative liability.  The derivative feature of the note taints all existing convertible instruments, specifically the 900,000 warrants (term of 3 years) the company issued on April 2010 with an exercise price of $0.40.

Fair Value Measurements – Derivative liability:

The Company evaluated the conversion feature embedded in the convertible notes to determine if such conversion feature should be bifurcated from its host instrument and accounted for as a freestanding derivative.  Due to the note not meeting the definition of a conventional debt instrument because it contained a conversion rate that fluctuated with the Company’s stock price, the convertible note and other dilutive securities were accounted for in accordance with ASC 815.  According to ASC 815, the derivatives associated with the convertible notes were recognized as a discount to the debt instrument, and the discount is being amortized over the life of the note and any excess of the derivative value over the note payable value is recognized as additional interest expense at issuance date.

Further, and in accordance with ASC 815, the embedded derivatives are revalued at each balance sheet date and marked to fair value with the corresponding adjustment as a “gain or loss on change in fair value of derivatives” in the consolidated statement of operations.  As of March 31, 2012 and December 31, 2011, the fair value of the embedded derivatives included on the accompanying consolidated balance sheet was $194,048 and $121,546, respectively.  During the quarter ended march 31, 2012 and the year ended December 31, 2011, the Company recognized a loss on change in fair value of derivative liability totaling $40,754 and$87,116, respectively.

Key assumptions used in the valuation of derivative liabilities associated with the convertible notes were as follows:

-	The two notes face amount as of 3/31/12 total $85,000 with an initial conversion price of 58% of the 3 lowest lows out of the 10 previous days (effective rate of 43.57%).

-	The projected volatility curve for each valuation period was based on the historical volatility of the company;

-	An event of default would occur 1% of the time, increasing 1.00% per quarter to a maximum of 10%;

-	The Holder would redeem based on availability of alternative financing, increasing 2.0% monthly to a maximum of 10%; and

-	The Holder would automatically convert the notes at maturity if the registration was effective and the company was not in default.

The 3 year warrants with an exercise price of $0.40 and no reset features were valued using the Black Scholes model and the following assumptions: stock price at valuation, $0.10; strike price, $0.40; risk free rate 0.12%; 3 year term; and volatility of 522% resulting in a relative fair value of $125,698 relating to these warrants.

The accounting guidance for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements.  Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  The accounting guidance established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available.  This hierarchy prioritizes the inputs into three broad levels as follows.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.  Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.  An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at March 31, 2012

	Carrying Value at March 31, 2012	Fair value Measurements at March 31, 2012
Derivative Liability	$194,048	$194,048

The following is a summary of activity of Level 3 liabilities for the quarter ended March 31, 2012:

Balance at December 31, 2012	$121,546
Increase in liability due to debt	$31,748
Derivative Loss - Convertible note	$4,783
Derivative Loss - Tainted Warrants	$35,971
Balance March 31, 2012	$194,048

Changes in fair value of the embedded conversion option liability are included in other income (expense) in the accompanying statements of operations.

The Company estimates the fair value of the embedded conversion liability utilizing the Black-Scholes pricing model, which is dependent upon several variables such as the expected term (based on contractual term), expected volatility of our stock price over the expected term (based on historical volatility), expected risk-free interest rate over the expected term, and the expected dividend yield rate over the expected term.  The Company believes this valuation methodology is appropriate for estimating the fair value of the derivative liability.  The following table summarizes the assumptions the Company utilized to estimate the fair value of the embedded conversion option at March 31, 2012:

Assumptions	March 31, 2012
Expected term	1.0
Expected Volatility	107%
Risk free rate	0.21%
Dividend Yield	0.00%

There were no changes in the valuation techniques during 2012. The weighted average interest rate for short term notes as of March 31, 2012 was 9.62%.

COMMON STOCK	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
COMMON STOCK

Upon formation, the Company was authorized to issue 50,000 shares of common stock with no par value.  On September 7, 2007, the Company amended its articles of incorporation to increase the number of authorized common shares to 1,000,000.  On September 7, 2007, the Company enacted a 280 for 1 forward stock split pursuant to an Amended and Restated Articles of Incorporation filed with the Secretary of State of the State of Nevada.  All share and per share data in the accompanying financial statements has been retroactively adjusted to reflect the stock split.  On November 28, 2007, the Company again amended its articles of incorporation to establish two classes of stock.  The first class of stock is Class A Common Stock, par value $0.0166, of which 59,000,000 shares are authorized and the holders of the Class A Common Stock are entitled to one vote per share.  The second class of stock is Class B Participating Cumulative Preferred Super-voting Stock, par value $0.0166, of which 1,000,000 shares are authorized.  Each share of Class B preferred stock entitles the holder to one hundred votes, either in person or by proxy, at meetings of shareholders. The holders are permitted to vote their shares cumulatively as one class with the common stock. The Class B Participating Cumulative Preferred Super-voting Stock pays dividends at 6%.  For the years ended December 31, 2011, 2010, 2009, 2008, and 2007, the board of directors did not declare any dividends.  Total undeclared Class B Participating Cumulative Preferred Super-voting Stock dividends as of December 31, 2011 2010, 2009, 2008, and 2007 were $90,487, $70,237, $49,987 and $29,737, and $9,487 respectively.

Class A Common Stock

Issuances of the Company’s common stock during the years ended December 31, 2007, 2008, 2009, 2010 and 2011 included the following:

Shares Issued for Cash

During 2007, 224,000 shares of Class A common stock were issued for $36,000 cash with various prices per share ranging from $0.15 to $0.25. Additionally, the Company paid cash offering costs of $2,500.

During 2008, 2,352,803 shares of Class A common stock were issued for $360,250 cash with various prices per share ranging from $0.13 to $0.25.  Additionally, the Company paid cash offering costs of $1,500.

In 2009, 3,688,438 shares of Class A common stock were issued for $437,435 cash with various prices per share ranging from $0.04 to $0.35.  Additionally, the company paid cash offering costs of $7,000.

In 2010, 2,138,610 shares of Class A common stock were issued for $442,181 cash with various prices per share ranging from $.18 to $.35.

In 2011, 6,349,750 shares of Class A common stock were issued for $1,318,751 cash with various prices per share ranging from $.20 to $.35.

In March 2012, 50,000 shares of Class A common stock were issued for $5,000 cash with a share price of $0.10.

Shares Issued for Services

In 2007, 14,000,000 vested shares of Class A common stock were issued to founders having a fair value of $232,400, based on a nominal value of $0.0166 per share.  The $232,400 was expensed upon issuance as the shares were fully vested.

In 2007, 50,000 shares of Class A common stock were issued for legal services provided to the company with a value of $7,500 or $0.15 per share, based on a contemporaneous cash sales price.

In 2008, 169,000 shares of Class A common stock were issued for services having a fair value of $34,530 ranging from $0.13 to $0.25 per share, based on contemporaneous cash sales prices.

In March 2009, 8,000 shares of Class A common stock were issued for services provided to the Company with a value of $2,400 or $0.07 per share, based on a contemporaneous cash sales price.

In June 2009, 17,333 shares of Class A common stock were issued for services provided to the Company with a value of $2,600 or $0.15 per share, based on a contemporaneous cash sales price.

In August 2009, 41,000 shares of Class A common stock were issued for services provided to the Company with a value of $6,150 or $0.15 per share, based on a contemporaneous cash sales price.

In February 2009, 500,000 shares of contingently returnable Class A common stock were issued to a consultant pursuant to an agreement whereby the consultant must establish a contract with a specific distributor and produce a sale of the Company’s product through such distribution channel.  As of the date of this filing, no sales have occurred under the contract and the shares are not considered issued or outstanding for accounting purposes.

 In January 2010, 21,000 shares of Class A common stock were issued for services provided to the Company with a value of $5,250 or $0.25 per share, based on a contemporaneous cash sales price.

In June 2010, 750,000 shares of Class A common stock were issued for services provided to the Company with a value of $270,200 at values ranging from $0.20 to $0.50 per share, based on a contemporaneous cash sales price.

In July 2010, 250,000 shares of Class A common stock were issued for services provided to the Company with a value of $37,500 or $0.15 per share, based on a contemporaneous cash sales price.

In December 2010, 55,000 shares of Class A common stock were issued to 2 vendors for services with a value of $28,050, based on based on a contemporaneous cash sales price.

In June 2011, 815,000 shares of Class A common stock were issued for services provided to the Company with a value of $220,050 at $0.27 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

In August 2011, 50,000 shares of Class A common stock were issued for services provided to the Company with a value of $10,000 at $.20 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

In November 2011, 100,000 Shares of Class A common stock were issued for services provided to the Company with a value of $20,000 at $0.20 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

In March 2012, 125,000 shares of Class A common stock were issued for services provided to the Company with a value of $12,500 at $0.10 per share, based upon the fair value of the common stock on a quoted exchange at the date of grant.

Shares Issued in Conversion of Other Liabilities

During 2008, 100,000 shares of Class A common stock were issued upon conversion of a $35,000 liability to a vendor.  The shares were valued at $0.15 per share or $15,000, based on a contemporaneous cash sales price and the Company recorded a $20,000 gain on conversion of debt.

In July 2009, 139,944 shares of Class A common stock were issued upon conversion of a $48,980 liability from a vendor.  The shares were valued at $16,793 or $0.12, based on a contemporaneous cash sales price.  The Company agreed with the vendor, prior to conversion, that it would guarantee the value of the stock, when sold by the vendor, up to the dollar value for the 2009 liability converted ($48,980) and the above mentioned 2008 conversion as it was the same vendor ($35,000) and any difference in value, if less than the liability, would be paid in cash by the Company.  As a result, the Company recorded the $48,980 conversion as a liability along with the prior year conversion of $35,000 which resulted in an additional loss on conversion of $35,000. The total cumulative liability to guarantee equity value from fiscal 2009 totaled $83,980 as relating to the above shares at December 31, 2009. These shares were actually issued in 2010; however the liability was recorded in 2009 based on this guarantee

In August 2009, the Company converted $55,200 of loans due to a shareholder into 788,571 shares of common stock, which were valued at $118,286 or $0.15 per share, based on contemporaneous cash sales prices of the Company’s common stock. The Company recognized a loss on conversion of $62,637 and charged $449 to interest expense.

 During 2010, 247,249 shares of Class A common stock were issued upon conversion of $39,272 of vendor liabilities.  The shares were valued from $0.10 to $.36 per share, based on a contemporaneous cash sales price and the Company recorded a $49,615 loss on conversion of debt

In March 2010, 120,000 shares of Class A common stock were issued upon conversion of a $24,000 liability from a vendor. The shares were valued at $42,000 or $0.35 per share, based on a contemporaneous cash sales price and the Company recognized a loss on conversion of $18,000. We agreed with the vendor, prior to conversion, that we would guarantee the value of the stock, when sold by the vendor, up to the dollar value for the 2009 liability converted in 2010 of $24,000, plus an additional $11,000 for a total sales price of $35,000 when sold by the vendor. Any difference in value, if less than the liability, will be paid by us in cash or through the issuance of additional common stock. As a result, we recorded the $24,000 conversion as a liability along with the additional $11,000 guarantee for a total guarantee liability of $35,000. During 2011, the vendor forgave $25,000 of the payable where the company recorded as gain on forgiveness of debt.  A cash payment of $3,000 was also made in relation to the total payable outstanding.

The total cumulative liability to guarantee equity value totaled $90,980 as of December 31, 2011. No shares have been sold by the vendor through December 31, 2011. 259,942 shares of the Company’s common stock are guaranteed to cover the existing liability.

In 2010 the Company issued 900,000 warrants to several investors in the Company. These warrants are attached to issuances of common stock.

Warrant Activity for the Quarter Ended March 31, 2012is as follows:

	Warrant Shares	Exercise Price	Value if Exercised	Expiration Date
April 15, 2010	900,000	$.040	$360,000	April 15, 2013

In October 2011and January 2012, the Company issued a Convertible Notes which as a result taints all convertible instruments outstanding.  As such the Company recorded a derivative liability of $194,048 for warrant outstanding, refer to Note 4.

2010 Equity Incentive Plan

In June 2010, we registered 4,000,000 shares of our Class A Common Stock pursuant to our 2010 Equity Incentive Plan which was also enacted in June 2010. Our Board of Directors have authorized the issuance of the Class A Shares to employees upon effectiveness of a recently issued Registration Statement. The Equity Incentive Plan is intended to compensate Employees for services rendered. The Employees who will participate in the 2010 Equity Incentive Plan have agreed or will agree in the future to provide their expertise and advice to us for the purposes and consideration set forth in their written agreements pursuant to the 2010 Equity Incentive Plan. The services to be provided by the Employees will not be rendered in connection with: (i) capital-raising transactions; (ii) direct or indirect promotion of our Class A Common Shares; (iii) maintaining or stabilizing a market for our Class A Common Shares. The Board of Directors may at any time alter, suspend or terminate the Equity Incentive Plan.

As of March 31, 2012, 800,000 shares were approved under this plan for issuance by the Board of Directors. 200,000 shares each were approved for issuance to Shawn Davis, Thomas Bianco, Paul Davis and Raymond Tai.

As of March 31, 2012, the balance sheet date, none of the shares under this plan were granted or issued.

Class B Participating Cumulative Preferred Super-voting Stock

Issuances of the Company’s preferred stock during the years ended December 31, 2007, 2008 and 2009 included the following:

Shares Issued for Cash

In 2007, 133,333 shares of Class B preferred stock were issued for $45,000 cash or $0.3375 per share.

Shares Issued for Services

In 2007, 866,667 shares of Class B preferred stock were issued to founders for services rendered during 2007 with a value of $0.3375 per share based on the above contemporaneous sale of Class B preferred stock.

COMMITMENTS AND CONTINGIENCIES	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
COMMITMENTS AND CONTINGIENCIES

Employment Agreements

Effective March 26, 2008, the Company entered into two employment agreements with its Chief Executive Officer and Chief Financial Officer.  These agreements established a yearly salary for each of $120,000.  As of March 31, 2012 and December 31, 2011, the Company owed its officers $105,986 and $120,068, respectively, based on the terms of the agreement.

During the year ended December 31, 2007, neither officer was paid for his services.  Based on the value of the above agreement, the Company recorded the estimated value of contributed services from its officers of $111,781 representing work performed from formation of the Company through December 31, 2007.

Stock Issuance Commitment

On April 3, 2012 The Company entered into an agreement with one of its vendors, whereby the vendor will provide services valued at $15,000 in exchange for 150,000 shares of contingently issuable Restricted Class A Common Stock at $0.10 per share.

Operating Leases

The company currently leases office space.  The monthly cost of the lease is approximately $1,400.  The original lease agreement expired on September 30th, 2011.  Company management executed a Lease Modification and Extension Agreement dated March 15th, 2010, reducing the monthly lease payment from $1,783.19 to $1,400.00 per month, extending the lease term for an additional one year commencing October 1, 2010 and ending on September 30, 2011.  On August 17, 2011, the lease was extended for a period of one year beginning on October 1, 2011 and ending on September 30, 2012.  With the extension, the Company has the option to extend the lease for one more 24 month period commencing in 2012, but will negotiate rent at a market rate agreed to by lessor and lessee.

 Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of March 31, 2012, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.

In March of 2010, Attune RTD engaged the services of a vendor to complete work described in the Scope of Services portion of a March 2010 agreement. Pursuant to the Agreement, the company paid the vendor a total of $70,618 towards the completion of services. The agreement contained a “not to exceed cost” of $89,435. On or about September 21, 2010 the company issued vendor 250,000 shares of Restricted Class A Common Stock as an incentive for vendor to deliver services not later than March 1, 2011. Vendor agreed to incrementally deliver work in process. No work in process or finished work of any kind was received from vendor. Vendor requested the company pay an additional $18,818.On or about October 4, 2010, vendor repudiated the agreement. On February 23, 2011 The Company engaged the services of legal counsel and made written demand for the return of the stock certificate and attempted to initiate settlement negotiations. Vendor did not acknowledge receipt of letter. The company has issued a “Stop” on vendor’s certificate.

On September 25, 2011, the company received Notice of Chapter 7 Bankruptcy Case filed personally by vendor. Company is discussing with counsel the filing of an adversary proceeding to be filed on or before December 5th, 2011. Additionally, company is currently contemplating litigation with counsel for legal remedies to obtain the return of the unearned stock certificate and compensation for Attune's alleged damages resulting from vendors failure to perform and subsequent repudiation of the contract, including the companies lost opportunity costs. Should company pursue litigation against vendor these costs will need to be established by an economic expert. Vendor could conceivably pursue litigation against the company for the $18,818, however the Company believes this is not probable and therefore a contingent liability is not warranted.

RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS	As of March 31, 2012 and December 31, 2011, the Company owed its 2 principal officers combined accrued salaries of $105,986 and $120,068, respectively.

SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

On April 3, 2012 The Company entered into an agreement with one of its vendors, whereby the vendor will provide services valued at $15,000 in exchange for 150,000 shares of contingently issuable Restricted Class A Common Stock at $0.10 per share.

On April 30, 2012, the Company received its first order and payment for 20 units of its BrioWave product, for a total sale price of $10,000. Delivery of the product will take place within the next several months as the product is available.